INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F



Report for the Calendar Quarter Ended:    June 30, 1999

Check here if Amendment [ ]


Name of Institutional Investment Manager:

        KPM Investment Management, Inc.

Business Address:

        10250 Regency Circle, Suite 500, Omaha, NE  68114

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

        Rodney D. Cerny      (402) 392-7971      Executive Vice-President & CEO



     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed in its behalf of the City of Omaha and State of Nebraska on the 10th day of August, 1999.

                                       KPM Investment Management, Inc.
                                     ----------------------------------
                                     (Name of Institutional Investment Manager)


                                      /S/ Rodney D. Cerny
                                     -----------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to Submit this Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one files this report):

13F File numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:              13F File No.         Name:                 13F File No.

1._______________ _______________       7. __________________ __________
2._______________ _______________       8. __________________ __________
3._______________ _______________       9. __________________ __________
4._______________ _______________       10.__________________ __________
5._______________ _______________       11.__________________ __________
6._______________ _______________       12.__________________ __________


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                                                                                                 Voting Authority
                                                      Value Shares/Sh/Put/   Invstmt   Other     -----------------
       Name of Issuer    Title of class     CUSIP  (x$16OO) Prn AmtPrn Call  Dscretn  Managers  Sole  Shared  None
      ---------------    --------------    -------- ------  ------ --- ---   -------  --------  ----  ------  ----
AT&TCorp                    COM            001957109  11728 210137 SH         Sole              210137
Abbott Laboratories         COM            002824100   8510 187550 SH         Sole              187550
Air Express International   COM            009104100   3578 141000 SH         Sole              141000
Allied-Signal Inc           COM            019512102   9184 145775 SH         Sole              145775
Allstate Corp               COM            020002101  11031 307478 SH         Sole              307478
Alltel Corp                 COM            020039103    395   5520 SH         Sole                5520
American First Mortgage Inv COM            023934102     64  13061 SH         Sole               13061
American STS Water          COM            842502106    383  13500 SH         Sole               13500
Anheuser-Busch Cos          COM            035229103   6496  91575 SH         Sole               91575
Arthur J Gallagher          COM            363576109   9259 187051 SH         Sole              187051
Arts Way Manufacturing Inc  COM            043168103    112  24862 SH         Sole               24862
Atlantic Richfield Co       COM            048825103  15649 187270 SH         Sole              181270
Bank of America             COM            06605f102    201   2744 SH         Sole                2744
Berkshire Hathaway 'A'      COM            084670108  12953    188 SH         Sole                 188
Berkshire Hathaway 'B'      COM            084670207   4657   2079 SH         Sole                2079
Bristol-Myers Squibb        COM            110122108    366   5200 SH         Sole                5200
Commerce Group Inc          COM            200641108    307  12600 SH         Sole               12600
Duff& Phelps Credit Rating  COM            26432fl09    515   7700 SH         Sole                7700
Dun & Bradstreet            COM            26483b106  12048 339975 SH         Sole              339975
Electronic Data Systems     COM            285663104  12569 221975 SH         Sole              221975
Emerson Electric Co         COM            291011104  10275 163250 SH         Sole              163250
Exxon Corporation           COM            302290101   1385  17963 SH         Sole               17963
FiberMark Inc               COM            315646109   3104 235350 SH         Sole              235350
First Data Corp             COM            319963104   5809 118700 SH         Sole              118700
First Natl Neb Inc          COM            335720108    295    100 SH         Sole                 100
Freddie Mac                 COM            313400301  16956 292349 SH         Sole              292349
Gannett Company Inc         COM            364730101   3440  48200 SH         Sole               48200
Gartner Group Cl A          COM            366651107   5270 257050 SH         Sole              257050
General Electric Co         COM            369604103    545   4819 SH         Sole                4819
Hanna (M.A.) Co             COM            410522106   2246 136660 SH         Sole              136660
IKON Office Solutions       COM            451713101   7949 529950 SH         Sole              529950
Intervoice Inc              COM            461142101   1334  92400 SH         Sole               92400
J.P. Morgan & Company, Inc  COM            616880100    469   3338 SH         Sole                3338
Johnson & Johnson           COM            478160104  10300 105100 SH         Sole              105100
Kimberly-Clark Corp         COM            494368103  12559 220325 SH         Sole              220325
Leggeff & Platt Inc         COM            524660107   4545 163400 SH         Sole              163400
Liberty Media Class A       COM            87924v507    352   9568 SH         Sole                9568
MBIA Inc                    COM            55262C100   2760  42630 SH         Sole               42630
Mattel Inc.                 COM            577081102  11837 453075 SH         Sole              453075
McDonald's Corp             COM            580135101   6296 153100 SH         Sole              153100
Merrill Corp                COM            590175105   1450 100000 SH         Sole              100000
MidAmerican Energy Holdings COM            59562v107  13065 377325 SH         Sole              377325
Montana Power Co            COM            612085100   3067  43500 SH         Sole               43500

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                                                                                                 Voting Authority
                                                      Value Shares/Sh/Put/   Invstmt   Other     -----------------
       Name of Issuer    Title of class     CUSIP  (x$16OO) Prn AmtPrn Call  Dscretn  Managers  Sole  Shared  None
      ---------------    --------------    -------- ------  ------ --- ---   -------  --------  ----  ------  ----
Motorcar Parts & Acces      COM            620071100  1156  215100 SH         Sole              215100
Navidec Inc.                COM            63934q101   118   13000 SH         Sole               13000
Nike, Inc                   COM            654106103 14747  232700 SH         Sole              232700
Noble Drilling Corp         COM            655042109  2384  121100 SH         Sole              121100
Pentair Inc                 COM            709631105 13602  297314 SH         Sole              297314
Pepsico Inc                 COM            713448108  7239  187110 SH         Sole              187110
Philip Morris Cos           COM            718154107  6326  157400 SH         Sole              157400
Potash Corp.                COM            737551107  8270  159800 SH         Sole              159800
Prima Energy Corp           COM            741901201  6767  299085 SH         Sole              299085
SBC Communications          COM            78387g103   409    7060 SH         Sole                7060
SITEL Corp                  COM            82980k107  4384 1492500 SH         Sole             1492500
SLM Holding Corp            COM            78442a109 15639  341375 SH         Sole              341375
Sara Lee Corp               COM            803111103  8971  395400 SH         Sole              395400
Snap-On Inc.                COM            833034101 10125  279800 SH         Sole              279800
Supertel Hospitality, Inc   COM            868524109   394   32000 SH         Sole               32000
Texas Utilities Co          COM            882848104  2486   60000 SH         Sole               60000
Transaction Systems Archit. COM            893416107  5758  147650 SH         Sole              147650
Transcrypt Intl, Inc.       COM            89363a101   551  400700 SH         Sole              400700
Trinity Industries          COM            896522109  1316   39280 SH         Sole               39280
Tupperware Corp             COM            899896104  9556  374735 SH         Sole              374735
US West Inc                 COM            91273h101  1878   31974 SH         Sole               31974
Union Pacific               COM            907818108  9422  161575 SH         Sole              161575
Union Pacific Resources     COM            907834105  2439  149532 SH         Sole              149532
Unisource Worldwide         COM            909208100  1445  119800 SH         Sole              119800
Viad Corp                   COM            92552r109  2777   89750 SH         Sole               89750
Wells Fargo Corp            COM            949746101   577   13500 SH         Sole               13500
Werner Enterprises          COM            950755108  2356  113550 SH         Sole              113550
Woodhead Inds Com           COM            979438108   215   17550 SH         Sole               17550
Worthington Ind.            COM            981811102  9011  548200 SH         Sole              548200
REPORT SUMMARY               72 DATA RECORDS        395630         0 OTHER MANAGERS ON WHOSE BEHALF REPORT



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